Investments in Joint Ventures and Associates - Summary of Financial Information of Material Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Assets
Non-current assets				£ 4,529	£ 4,603
Liabilities
Non-current liabilities				(1,246)	(1,662)
Net assets	£ 4,021	£ 4,021		4,525	4,021
Sales	4,129	4,513	£ 4,552
Profit for the year	590	408	(2,335)
Other comprehensive income/(expense)	124	(155)	690
Total comprehensive income	714	253	(1,645)
Opening net assets	4,021
Profit for the year	590	408	(2,335)
Other comprehensive income/(expense)	124	(155)	690
Dividends, net of tax paid	(137)	(318)	(424)
Closing net assets	4,525	4,021
Goodwill	2,111	2,030
Penguin Random House [member] | Associates [member]
Assets
Non-current assets				1,043	1,048
Current assets				1,929	1,758
Liabilities
Non-current liabilities				(1,104)	(859)
Current liabilities				(1,546)	(1,579)
Net assets	368	1,386	1,386	322	368
Sales	2,775	2,693
Profit for the year	185	171
Other comprehensive income/(expense)	13	(60)
Total comprehensive income	198	111
Dividends received from associate in relation to profits	67	146
Re-capitalisation dividends received from associate	50	312
Opening net assets	368	1,386
Exchange differences	18	(18)
Profit for the year	185	171
Other comprehensive income/(expense)	13	(60)
Dividends, net of tax paid	(262)	(1,167)
Tax adjustments in relation to disposals		56
Closing net assets	322	368	£ 1,386
Goodwill	307	296
Carrying value of associate	387	388
Penguin Random House [member] | Associates [member] | Share of net assets [member]
Liabilities
Net assets	92	92		£ 80	£ 92
Opening net assets	92
Closing net assets	£ 80	£ 92